13FCONF P 8/14/06

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

CONFIDENTIAL FORM 13F

FORM 13F COVER PAGE

RECD S.E.C.
AUG 15 2005
1086

Report for the Calendar Quarter ended: 6/30/05

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: HBK Investments L.P.
Address: 300 Crescent Court, Suite 700
Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

[redacted]

Person Signing this Report on Behalf of Report Manager:

05077049

Name: David C. Haley
Title: Managing Director
Phone: (214) 758-6107

Signature, Place, and Date of Signing:

David C. Haley
David C. Haley, Managing Director   Dallas, Texas   August 12, 2005

PROCESSED
JAN 11 2007
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

<PAGE>

CONFIDENTIAL FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $256,710 (thousands)

List of Other Included Managers: NONE

<PAGE>

<TABLE>

CONFIDENTIAL FORM 13F INFORMATION TABLE

<CAPTION>

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CLL	INVSTMNT DISCRETN	OTHR MGRS	VOTING AUTHORITY SOLE	SHRD	NONE
<S>				<C>							
AMEGY BANCORPORATION INC	COM	02343R102	2686	120014	SHR		SOLE		120014	0	0
CABLEVISION SYS CORP	CL A NY CABLVS	12686C109	63462	1970883	SHR		SOLE		1970883	0	0
CABLEVISION SYS CORP	CL A NY CABLVS	12686C109	32200	1000000	SHR	CALL	SOLE		1000000	0	0
GUIDANT CORP	COM	401698105	31745	471700	SHR		SOLE		471700	0	0
GUIDANT CORP	COM	401698105	61034	906900	SHR	PUT	SOLE		906900	0	0
JOHNSON & JOHNSON	COM	478160104	4219	64900	SHR		SOLE		64900	0	0
JOHNSON & JOHNSON	COM	478160104	20066	308700	SHR	CALL	SOLE		308700	0	0
MBNA CORP	COM	55262L100	458	17500	SHR		SOLE		17500	0	0
MCI INC	COM	552691107	39209	1525039	SHR		SOLE		1525039	0	0
VERIZON COMMUNICATIONS	COM	92343V104	1631	47200	SHR		SOLE		47200	0	0